Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables And Accruals [Abstract]
Accrued Expenses
3.	ACCRUED EXPENSES

As of September 30, 2022 and December 31, 2021, accrued expenses consisted of the following:

	September 30,	December 31,
	2022	2021
Bonus	$781,647	$384,750
Professional fees	70,922	380,277
Research and development costs	514,676	268,140
Deferred compensation to former officers	32,594	111,271
Other	37,361	41,157
Total accrued expenses	$1,437,200	$1,185,595

3.	ACCRUED EXPENSES

As of December 31, 2021 and 2020, accrued expenses consisted of the following:

	December 31,
	2021	2020
Bonus	$384,750	780,000
Interest	—	12,678
Professional fees	380,277	46,132
Research and development costs	268,140	—
Other	41,157	$—
Total accrued expenses	$1,074,324	$838,810